CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	169,743	21,752	3,064
Restricted cash	—	171	24
Prepayments and other assets	34,141	30,456	4,290
Amounts due from subsidiaries (other than WFOE)*	4,354,380	1,834,723	258,415
Amounts due from WFOE	100,000	100,000	14,085
Total current assets	4,658,264	1,987,102	279,878
Non-current assets:
Investments in subsidiaries	5,518,634	6,019,179	847,784
Total non-current assets	5,518,634	6,019,179	847,784
Total assets	10,176,898	8,006,281	1,127,662
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	1,309,490	916,574	129,098
Income tax payable	2,764	2,835	399
Amounts due to WFOE	5,287	5,377	757
Amounts due to VIEs and VIEs’ subsidiaries	43,987	38,610	5,437
Total current liabilities	1,361,528	963,396	135,691
Other liabilities	14,350	152,733	21,514
Total non-current liabilities	14,350	152,733	21,514
Total liabilities	1,375,878	1,116,129	157,205
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,508,413,941 and 3,562,097,466 shares outstanding as of December 31, 2022 and 2023, respectively)	25,062	25,443	3,584
Treasury shares	(208,385)	(208,385)	(29,350)
Additional paid-in capital	18,648,205	18,811,028	2,649,478
Accumulated deficit	(10,116,936)	(12,293,276)	(1,731,473)
Accumulated other comprehensive income	453,074	555,342	78,218
Total Kingsoft Cloud Holdings Limited shareholders’ equity	8,801,020	6,890,152	970,457
Total liabilities and shareholders’ equity	10,176,898	8,006,281	1,127,662

23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Condensed Statements of Comprehensive Loss

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(40,913)	(148,392)	(36,736)	(5,175)
Total operating expenses	(40,913)	(148,392)	(36,736)	(5,175)
Operating loss
Interest income	15,224	12,430	3,830	539
Interest expense	-	-	(28,339)	(3,991)
Foreign exchange gain (loss)	10,198	(39,426)	8,078	1,138
Other income, net	9,889	10,372	12,683	1,786
Other loss, net	-	(37,764)	(14,433)	(2,033)
Share of (losses) gains of subsidiaries	(121,100)	(264,260)	62,514	8,806
Contractual interests in VIEs and VIEs’ subsidiaries**	(1,461,042)	(2,190,364)	(2,183,913)	(307,598)
Loss before income taxes	(1,587,744)	(2,657,404)	(2,176,316)	(306,528)
Income tax expense	(968)	(780)	(24)	(2)
Net loss	(1,588,712)	(2,658,184)	(2,176,340)	(306,530)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(139,442)	660,956	102,268	14,404
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,728,154)	(1,997,228)	(2,074,072)	(292,126)
*

Majority of amounts due from the Company’s subsidiaries were ultimately provided to the VIEs and their subsidiaries by the Company’s subsidiaries. Except for the Company’s investments in Camelot, the carrying amounts of investments in subsidiaries and the VIEs were reduced to zero by the Company’s share of contractual interests in cumulative losses as of December 31, 2022, and 2023, and the carrying amounts of “amounts due from subsidiaries” were further adjusted.

**	It represents the primary beneficiary’s share of losses generated from the VIEs and their subsidiaries.

Condensed Statements of Cash Flows

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	1,178,019	(40,310)	(66,851)	(9,416)
Net cash (used in) generated from investing activities	(1,179,393)	358,010	609,277	85,815
Net cash used in financing activities	(815)	(215,923)	(681,660)	(96,010)
Effect of exchange rate changes on cash and cash equivalents	3,570	(1,427)	(8,586)	(1,209)
Net increase (decrease) in cash and cash equivalents	1,381	100,350	(147,820)	(20,820)
Cash and cash equivalents at beginning of the year	68,012	69,393	169,743	23,908
Cash and cash equivalents at end of the year	69,393	169,743	21,923	3,088

23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and the VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “investments in subsidiaries” and the subsidiaries’ and the VIEs’ losses and gains as “share of (losses) gains of subsidiaries” and “contractual interests in VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company adjusted the carrying amount of “investments in subsidiaries” for its share of the subsidiaries and the VIEs’ cumulative losses until the investment balance reaches zero and did not provide for additional losses unless the Company has guaranteed obligations of the subsidiaries’ and the VIEs’ or is otherwise committed to provide further financial support.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.